Events occurring after the reporting period	6 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Events occurring after the reporting period

Note 8: Events occurring after the reporting period

On 20 February 2024, shareholders were informed that an Extraordinary General Meeting (EGM) was to be held on 20 March 2024. The item of business for this meeting is to provide approval for the issuance of up to an additional 100% of the Company’s issued capital and an attaching option/warrant. The passing of the resolution for this item of business will provide the Company with the flexibility to raise capital up to this amount, for up to 3 months, following the approval of shareholders.

On 15 February 2024, GTG announced the resignation of independent Non-executive Director, Mr Nick Burrows, and its intention to appoint two new directors with significant commercial experience.

No other matter or circumstance has arisen since 31 December 2023 that has significantly affected or may significantly affect:

(a)	the Group’s operations in future years; or

(b)	the results of those operations in future years; or

(c)	the Group’s state of affairs in future years.